Cost of Sales - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Subsidies amount granted by Italian and European governments				€ 2,886	€ 6,465
Manufacturing Capacity for Standard and EZ-Fill
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Impairment loss			€ 2,616
Extended expected useful life of machinery		12 years
Reduction in depreciation expense related to machines		€ 14,500
Machinery for Bulk Prodcution And EZ-Fill
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Extended expected useful life of machinery		15 years
Prior expected useful life for machinery	6 years 8 months 12 days
Cost of sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization			65,176	€ 64,700	€ 53,550
Impairment loss			€ 2,616